Fair Value Measurements - Summary of Financial Instruments Measured or Disclosed at Fair Value on Recurring Basis (Detail) ¥ in Thousands, $ in Thousands		Jun. 30, 2020 CNY (¥)	Jun. 30, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Assets
Short-term investments		¥ 2,398,004	$ 339,415	¥ 2,219,531
Fair Value, Measurements, Recurring [Member]
Assets
Short-term investments	[1]	2,398,004		2,219,531
Level 1 [Member] | Fair Value, Measurements, Recurring [Member]
Assets
Short-term investments	[1]	0		108,476
Level 2 [Member] | Fair Value, Measurements, Recurring [Member]
Assets
Short-term investments	[1]	2,398,004		2,111,055
Level 3 [Member] | Fair Value, Measurements, Recurring [Member]
Assets
Short-term investments	[1]	¥ 0		¥ 0

[1]	Short-term investments represented the investments issued by commercial banks and financial institution with a variable interest rate indexed to the performance of underlying assets within one year. For the instruments whose fair value is provided by banks at the end of each period, the Company classifies the valuation techniques that use these inputs as Level 1 of fair value measurements. For the instruments whose fair value is estimated based on quoted prices of similar products provided by banks at the end of each period, the Company classifies the valuation techniques that use these inputs as Level 2 of fair value measurements.